Long-Term Investments	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Long-Term Investments
5.
LONG-TERM INVESTMENTS

	As of December 31,
	2024	2025
	RMB	RMB	US$
Equity investments accounted for using Equity Method	210,119	205,841	29,435
Equity investments accounted for using the measurement alternative	503,336	409,948	58,621
Investment accounted for under fair value option	8,626	—	—
Available-for-sale debt securities under fair value	95,249	72,670	10,392
Total	817,330	688,459	98,448

Equity investments accounted for using Equity Method

The Group recorded its share of loss of RMB2,564, RMB16,567 and RMB11,650 (US$1,666) from equity investments accounted for using equity method for the years ended December 31, 2023, 2024 and 2025, respectively. For the years ended December 31, 2023, 2024 and 2025, RMB5,339 and RMB12,322 and RMB18,398 (US$2,631) impairment losses were recorded for the equity investments accounted for using equity method.

None of equity method investments, including the equity method investment that the Group elects to account for using the fair value option, was considered individually material for the years ended December 31, 2023, 2024 and 2025. The summarized financial information of the Group’s equity method investees, presented in aggregate as required by Regulation S-X Rule 4-08(g), is as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance sheet data:
Current assets	195,615	147,042	21,027
Non-current assets	1,155,477	1,050,780	150,260
Current liabilities	48,443	74,784	10,694
Non-current liabilities	8,632	4,341	621

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Operating data:
Revenues	156,948	75,805	30,650	4,383
Gross profit	19,206	(12,085)	22,956	3,283
Operating loss	(64,535)	(150,914)	(28,623)	(4,093)
Net loss	(60,929)	(148,523)	(28,462)	(4,070)

Equity investments accounted for using the measurement alternative

As of December 31, 2024 and 2025, the Group recorded RMB691,382 and RMB579,767 (US$82,906) accumulated downward adjustment and impairment, and RMB274,191 and RMB84,984 (US$12,153) accumulated upward adjustment, respectively.

Total unrealized and realized gains and losses of equity securities accounted for using the measurement alternative for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	501	23,279	—	—
Gross unrealized losses (downward adjustment and impairment)	(168,759)	(94,930)	(77,390)	(11,067)
Net unrealized losses on equity securities held	(168,258)	(71,651)	(77,390)	(11,067)
Net gains on equity securities sold	6,117	2,627	27,102	3,876
Total net losses recognized in other income, net	(162,141)	(69,024)	(50,288)	(7,191)

In 2025, the Group: i) acquired equity interests in two equity investee for a total consideration of RMB2,303 (US$329). ii) acquired control stake of UFACTORY and derecognized the previously held equity interest in UFACTORY.

In 2024, the Group acquired equity interests in two equity investees for a total consideration of RMB35,000.

In 2023, the Group: i) acquired equity interests in one equity investee for a total consideration of RMB6,000. ii) acquired control stake of Beijing OrionStar and derecognized the previous held equity interest in Beijing OrionStar.

The Group received dividends from investees of RMB5,598, RMB1,795 and RMB5,413 (US$774) which were recorded in “Other income” in the consolidated comprehensive loss for the years ended December 31, 2023, 2024 and 2025, respectively.

Investment accounted for using fair value option

The Group owned 49.6% equity interest of Live.me on a fully dilutive basis and the Group elected to account for the equity investment in Live.me under the fair value option model. In January 2023, Live.me modified its share capital by dividing ordinary shares into Class A ordinary shares and Class B ordinary shares with different voting rights, The Group’s voting rights of Live.me thus were diluted to be 17.25% and the Group lost significant influence in Live.Me. In December 2023, the preferred shares held by the Group was reclassified as debt securities since the Group has a put option to request Live.me to redeem the Group’s related equity interests at the Group's option. The Group continued to measure Live.me’s equity interest under fair value option model. The fair value of the equity interest held by the Group was RMB8,626 as of December 31, 2024 and in February 2025, all the shares held by the Group were redeemed by Live.me. The Group recorded unrealized losses of RMB334,921, RMB35,354 and nil redemption loss for equity investment accounted for using fair value option in “other expense” in the consolidated statements of comprehensive loss for the years ended December 31, 2023, 2024 and 2025, respectively.

Available-for-sale debt securities

Available-for-sale debt securities in long-term investments primarily represent investments in preferred shares that are redeemable by the passage of time and at the Group’s option, which are measured at fair value.

In 2024 and 2025, preferred shares held by the Group of certain investments previously accounted for using the measurement alternative were reclassified and accounted for as available-for-sale debt securities since the preferred shares are redeemable at the Group’s option. The Group remeasured the fair value of such investments upon the reclassification with a remeasurement loss of RMB12,173 and RMB11,480 (US$1,642) recorded in “Other expense” in the consolidated comprehensive loss, respectively.

As of December 31, 2024, and 2025, long-term available-for-sale debt securities were RMB95,249 and RMB72,670 (US$10,392), respectively.

For the years ended December 31, 2023, the Group recognized unrealized fair value loss on long-term available-for-sale debt securities of RMB43,494. For the years ended December 31, 2024 and 2025, the Group recorded unrealized fair value gain on long-term available-for-sale debt securities of RMB2,642 and RMB1,121 (US$160) in other comprehensive loss, respectively. For the year ended December, 2025, the Group recognized a credit loss of RMB32,862 (US$4,699) on long-term available-for-sale debt securities in “other expense” in the consolidated statements of comprehensive loss. No credit loss was recognized for the years ended December 31, 2023 and 2024.